John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 7/31/2022

Consolidated Fund’s investments
As of 7-31-22 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 43.1%				$302,367,809
(Cost $302,468,969)
U.S. Government 43.1%				302,367,809
U.S. Treasury Bill	0.942	08-04-22	20,500,000	20,496,763
U.S. Treasury Bill	1.032	08-11-22	40,000,000	39,977,388
U.S. Treasury Bill	1.060	08-18-22	31,500,000	31,469,320
U.S. Treasury Bill	1.415	09-01-22	16,500,000	16,469,736
U.S. Treasury Bill	1.530	09-08-22	38,000,000	37,915,065
U.S. Treasury Bill	1.563	08-25-22	36,000,000	35,950,800
U.S. Treasury Bill	1.608	09-15-22	17,500,000	17,453,871
U.S. Treasury Bill	1.804	09-22-22	37,000,000	36,890,038
U.S. Treasury Bill	2.118	09-29-22	31,000,000	30,889,363
U.S. Treasury Bill	2.245	10-06-22	35,000,000	34,855,465

Total investments (Cost $302,468,969) 43.1%	$302,367,809
Other assets and liabilities, net 56.9%	399,479,257
Total net assets 100.0%	$701,847,066

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	240	Long	Sep 2022	$27,874,192	$29,051,250	$1,177,058
2-Year U.S. Treasury Note Futures	912	Long	Oct 2022	191,290,533	191,961,750	671,217
5-Year U.S. Treasury Note Futures	386	Long	Oct 2022	42,727,789	43,913,531	1,185,742
90-Day Eurodollar Futures	757	Long	Dec 2023	183,727,507	183,752,288	24,781
Brent Crude Futures	235	Long	Sep 2022	23,204,073	24,343,650	1,139,577
Coffee ’C’ Futures	165	Long	Sep 2022	13,931,365	13,460,906	(470,459)
Corn Futures	89	Long	Dec 2022	3,172,237	2,769,013	(403,224)
Cotton No. 2 Futures	5	Long	Dec 2022	284,177	241,700	(42,477)
Dow Jones Industrial Average E-Mini Index Futures	5	Long	Sep 2022	793,072	820,500	27,428
Euro-Bund Futures	193	Long	Sep 2022	29,426,245	31,075,519	1,649,274
Euro-Schatz Futures	1,298	Long	Sep 2022	145,057,391	146,053,688	996,297
FTSE 100 Index Futures	169	Long	Sep 2022	14,677,695	15,230,890	553,195
Gas Oil Futures	169	Long	Sep 2022	17,916,917	17,850,625	(66,292)
Gasoline RBOB Futures	160	Long	Sep 2022	20,774,848	20,762,784	(12,064)
NASDAQ 100 E-Mini Index Futures	75	Long	Sep 2022	18,115,777	19,457,250	1,341,473
Natural Gas Futures	183	Long	Aug 2022	13,127,908	15,187,170	2,059,262
Nikkei 225 Index Futures	277	Long	Sep 2022	57,014,404	58,121,185	1,106,781
NY Harbor ULSD Futures	136	Long	Sep 2022	20,370,278	20,234,189	(136,089)
Primary Aluminum Futures	33	Long	Sep 2022	2,347,721	2,070,181	(277,540)
Russell 2000 E-Mini Index Futures	141	Long	Sep 2022	12,939,657	13,291,365	351,708
Soybean Futures	122	Long	Nov 2022	9,243,611	8,988,350	(255,261)
Soybean Meal Futures	188	Long	Dec 2022	7,429,411	7,884,720	455,309
Sugar No. 11 (World) Futures	268	Long	Oct 2022	5,760,401	5,270,810	(489,591)
Tokyo Price Index Futures	155	Long	Sep 2022	22,597,630	22,683,352	85,722
U.S. Dollar Index Futures	118	Long	Sep 2022	12,143,552	12,479,090	335,538
WTI Crude Oil Futures	141	Long	Aug 2022	13,437,193	13,836,330	399,137
10-Year Japan Government Bond Futures	40	Short	Sep 2022	(44,750,827)	(45,120,360)	(369,533)
3-Month EURIBOR Futures	1,284	Short	Dec 2023	(321,694,433)	(323,975,655)	(2,281,222)
3-Month SONIA Index Futures	235	Short	Mar 2024	(69,392,434)	(69,746,621)	(354,187)
Australian 10-Year Bond Futures	339	Short	Sep 2022	(28,291,506)	(29,553,458)	(1,261,952)
CAC40 Index Futures	24	Short	Aug 2022	(1,474,064)	(1,591,693)	(117,629)
Canadian 10-Year Bond Futures	113	Short	Sep 2022	(11,327,651)	(11,510,460)	(182,809)
Cocoa Futures	19	Short	Sep 2022	(408,017)	(394,508)	13,509
Electrolytic Copper Futures	103	Short	Sep 2022	(21,348,202)	(20,361,117)	987,085
Euro STOXX 50 Index Futures	169	Short	Sep 2022	(5,958,410)	(6,435,759)	(477,349)
Euro-BOBL Futures	52	Short	Sep 2022	(6,731,562)	(6,794,232)	(62,670)
German Stock Index Futures	99	Short	Sep 2022	(33,216,897)	(34,245,220)	(1,028,323)
Gold 100 Oz Futures	28	Short	Dec 2022	(4,865,320)	(4,979,800)	(114,480)
Hang Seng Index Futures	136	Short	Aug 2022	(18,063,256)	(17,417,572)	645,684
Hard Red Winter Wheat Futures	127	Short	Sep 2022	(5,493,448)	(5,586,413)	(92,965)
Long Gilt Futures	221	Short	Sep 2022	(31,682,522)	(31,825,184)	(142,662)
S&P 500 E-Mini Index Futures	89	Short	Sep 2022	(17,507,314)	(18,394,075)	(886,761)
SGX 10-Year Mini Japanese Government Bond Futures	9	Short	Sep 2022	(1,007,217)	(1,015,343)	(8,126)
Silver Futures	141	Short	Sep 2022	(13,337,155)	(14,276,250)	(939,095)
Soybean Oil Futures	99	Short	Dec 2022	(3,537,954)	(3,896,046)	(358,092)
U.S. Treasury Long Bond Futures	132	Short	Sep 2022	(18,752,744)	(18,921,375)	(168,631)
Wheat Futures	127	Short	Dec 2022	(5,684,934)	(5,270,500)	414,434
Zinc Futures	75	Short	Sep 2022	(5,607,148)	(6,284,888)	(677,740)
						$3,942,988
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	13,993,000	USD	9,975,396	BOA	9/23/2022	—	$(190,095)
CAD	84,008,000	USD	66,570,602	BOA	9/23/2022	—	(979,595)
CHF	3,296,000	USD	3,414,018	BOA	9/23/2022	$62,914	—
EUR	33,024,000	USD	33,823,880	BOA	9/23/2022	55,400	—
GBP	34,136,000	USD	41,011,096	BOA	9/23/2022	610,698	—
JPY	8,731,536,000	USD	64,584,938	BOA	9/22/2022	1,159,538	—
MXN	614,304,000	USD	30,608,096	BOA	9/23/2022	—	(770,658)
NZD	5,831,000	USD	3,757,617	BOA	9/23/2022	—	(91,446)
USD	76,444,176	AUD	111,672,000	BOA	9/23/2022	—	(1,648,025)
USD	20,966,071	CAD	27,169,000	BOA	9/23/2022	—	(246,696)
USD	79,003,340	CHF	76,661,000	BOA	9/23/2022	—	(1,865,917)
USD	144,164,986	EUR	137,802,000	BOA	9/23/2022	2,794,087	—
USD	145,677,699	GBP	118,531,000	BOA	9/23/2022	1,153,652	—
USD	168,014,811	JPY	22,600,750,000	BOA	9/22/2022	—	(2,158,508)
USD	1,280,555	MXN	26,443,000	BOA	9/23/2022	—	(3,811)
USD	36,898,562	NZD	59,817,000	BOA	9/23/2022	—	(710,650)
						$5,836,289	$(8,665,401)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P., (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of July 31, 2022, the net assets of the subsidiary were $72,789,666 representing 10.4% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$302,367,809	—	$302,367,809	—
Total investments in securities	$302,367,809	—	$302,367,809	—
Derivatives:
Assets
Futures	$15,620,211	$14,974,527	$645,684	—
Forward foreign currency contracts	5,836,289	—	5,836,289	—
Liabilities
Futures	(11,677,223)	(11,677,223)	—	—
Forward foreign currency contracts	(8,665,401)	—	(8,665,401)	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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